Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity

Note 11 – Equity

A.	The Company’s share capital (in thousands of Ordinary Shares)

	Ordinary Shares
	2019(*)	2020
Issued and paid-up share capital as at December 31	4,179	172,052
Authorized share capital	10,000	250,000

(*)	Following the approval of its shareholders on April 16, 2020, the board of directors of the Company approved a 1-for-50 reverse split of the Company’s share capital. The implementation of the reverse split resulted in a reduction in the issued and outstanding Ordinary Shares, and the increase of the par value per Ordinary Share from NIS 0.10 to NIS 5.00 per Ordinary Share. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company’s ADSs, such that its ratio of ADSs to Ordinary Shares has changed from one (1) ADS representing fifty (50) Ordinary Shares to a new ratio of one (1) ADS representing one (1) Ordinary Share. The effective date of this reverse split was June 29, 2020. All options and warrants of the Company outstanding immediately prior to the reverse split were appropriately adjusted by dividing the number of Ordinary Shares into which the options and warrants are exercisable by 50 and multiplying the exercise price thereof by 50, as a result of the reverse split. All the figures in these financial statements relating to share capital were appropriately adjusted to reflect the above-mentioned reverse split.

Share capital (in thousands of shares of NIS 5 par value)

	Ordinary Shares
	2019	2020
Issued as at January 1	1,931	4,179
Issued for cash during the period	1,600	163,542
Conversion into shares of convertible notes during the period	610	1,395
Exercise of warrants during the period	38	2,918
Exercise of share options during the period	-	18
Issued and paid-in share capital as at December 31	4,179	172,052

In April 2020, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 100,000,000, such that the authorized share capital of the Company was NIS 150,000,000.

In May 2020, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 100,000,000, such that the authorized share capital of the Company was NIS 250,000,000.

In June 2020, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 1,000,000,000, such that the authorized share capital of the Company was NIS 1,250,000,000 divided into 250,000,000 Ordinary Shares, par value NIS 5.00 each.

After the reporting date, on February 2021, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 1,250,000,000, such that the authorized share capital of the Company was NIS 2,500,000,000 divided into 500,000,000 Ordinary Shares, par value NIS 5.00 each.

B.	Financing transactions

1.	In February 2019, the Company issued, pursuant to a public offering in the United States, an aggregate of 1,600,000 ADSs, 1,600,000 non-tradable warrants with an exercise price of $8.625 per ADS and term of 5 years and 1,200,000 non-tradable rights to purchase shares with an exercise price of $7.50 per ADS and term of 6 months. In certain cases, the rights to purchase and the warrants may be exercised on a cashless basis. Therefore, the rights to purchase and the warrants are accounted for as derivative instruments which are classified as a liability and measured at fair value through profit or loss. The total gross consideration was $12,000,000 and was initially attributed to the financial liability for the rights to purchase and warrants based on their fair value in the amount of $10,201,000 and the remaining amount was attributed to the ADSs issued and recognized as an equity component in the amount of $1,799,000. Applicable issuance costs, amounting to $1,440,000, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,224,000 was considered as issuance costs allocated to the rights to purchase and the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ADSs in the amount of $216,000 have been recorded in equity as a reduction of the share premium. The total net proceeds from the offering were approximately $10,560,000.

During the first quarter of 2019, investors exercised 37,620 of the rights to purchase 37,620 Ordinary Shares for a total consideration of $282,000.

The value of the financial liability in respect to the warrants was measured as of December 31, 2020, at an amount of approximately $10,892,000.

2.	In August 2019, the Company issued, pursuant to a securities purchase agreement, convertible promissory notes, in an aggregate principal amount of $4,276,000 and an additional approximately $2,700,000 to be received in two subsequent closings, bringing the expected total gross proceeds from this funding to approximately $7,000,000. The notes were convertible into the Company’s ADSs. As a part of this transaction, the Company issued non-tradable warrants to purchase 62,668,850 ADSs. The warrants have an exercise price equal to 125% of the conversion price of the convertible promissory notes, will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance. The total gross proceeds from the first closing were $4,276,000.

The first tranche of the convertible promissory notes was unsecured, had a maturity date of March 4, 2021, bore no interest except in an event of default and could be converted, at the election of the holder, into ADSs at an initial per share conversion price of $2.90, subject to adjustments, including among others, revenue targets and the conversion prices of the subsequent tranches. The convertible notes have been designated as a financial liability measured at fair value through profit and loss since they were combined instruments including embedded derivatives. The warrants are also classified as a financial liability that is measured at fair value through profit and loss as neither the exercise price nor the number of shares to be issued is fixed. The rights for the future issuance of the convertible notes and the warrants of the second and third tranches have been accounted for as derivatives.

The initial fair value of the financial liabilities issued in the transaction at their issuance date has been evaluated in the amount of $11,609,000, while the consideration received from this transaction was $4,276,000. The difference, in the amount of $7,333,000, has been allocated to the convertible notes, warrants and rights to purchase recognized with respect to this transaction.

The allocation was based on the proportion of the fair value of each instrument. The loss that has not been recognized for each instrument is amortized on a straight line basis over the term of each instrument.

Accordingly, from the consideration received, approximately $1,569,000 was attributed to the convertible notes of the first tranche, $1,902,000 was attributed to the warrants of the first tranche, and a total of approximately $805,000 was attributed to the rights with respect to the second and third tranches.

During 2019 and until December 31, 2019, $1,767,400 of the principal amount of the convertible notes was converted into 609,448 ADSs. As a result of the conversion, $2,003,000 of the loss that had not been initially recorded has been recognized as finance expenses in the year ended December 31, 2019.

Prior to February 4, 2020, an additional of approximately $204,000 of the principal amount of the convertible notes was converted.

On February 4, 2020, the Company and the holders of a significant portion of the remaining financial instruments agreed to amend the terms of this transaction such that the conversion price of the convertible notes decreased to $1.74 per ADS, and the holders of such notes agreed to convert such notes into ADSs. As a result, an aggregate of approximately $2,305,000 of the principal amount of the convertible notes was converted. Additionally, the Company agreed to amend the exercise price of the warrants of the first tranche to $1.914 per ADS, and the Company and the investors agreed to terminate substantially all remaining obligations in this transaction, including the instruments to be issued under the second and third tranche.

During the first quarter of 2020, all the outstanding balance of the convertible notes was converted.

The fair value of the remaining financial liabilities relating to the warrants issued in this transaction was measured as of December 31, 2020, at an amount of approximately $745,000. See also Note 18.D - Financial Liabilities.

3.	During 2020, the Company issued, pursuant to several public offerings in the United States, an aggregate of 163,542,447 ADSs and 430,000 pre-funded warrants (that were converted to ADSs during 2020). The total gross proceeds from the offerings were approximately $710,013,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $650,115,000. As a part of those offerings, the Company issued a total of 7,365,289 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses, see also note 17.

4.	See also Note 21.A regarding public offerings after the reporting date.

C.	Treasury shares

As of December 31, 2020, the Company held 10,540 Ordinary Shares, constituting approximately 0.006% of its issued and paid up share capital.